STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]
During the Current YTD, the Company issued shares of Common Stock, as follows:
Shares
Of
Description	Common Stock
Common Shares issued in lieu of cash in payment of Preferred Share Derivative Interest	873,518

Common Shares issued pursuant to the conversion of Series C, Series E and Series G Preferred Share derivatives	91,628,937

Common shares sold pursuant to the LPC Purchase Agreement	39,630,813

Common shares issued as commitment shares pursuant to the LPC Purchase Agreement	3,957,239

Common shares issued pursuant to the exercise of cash warrants	2,633,334

Total Common Shares issued during the Current YTD	138,723,841

Share Based Compensation Arrangement By Share Based Payment Award Options [Table Text Block]
Options issued and outstanding as of the Current Balance Sheet Date are summarized as follows:
	Number of Options	Range of Exercise Prices
Vested Options	2,203,999	$0.06 to $2.75
Non-Vested Options	3,540,001	$0.07 to $0.12